Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	2,181,300
Proposed Maximum Offering Price per Unit	121.16
Maximum Aggregate Offering Price	$ 264,286,308.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,462.23
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the ''Securities Act''), this Registration Statement shall also cover any additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalization or other similar transactions. (2) Amount of Registration Fee estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $121.16 per share, the average of the high and low prices of the Registrant's Common Stock on May 19, 2025 as reported on the Nasdaq Global Select Market. (3) Amount registered represents shares of the Registrant's Common Stock which shall become available for issuance under the Wintrust Financial Corporation 2025 Stock Incentive Plan.